Cover	Aug. 03, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 03, 2021
Entity Registrant Name	EVOQUA WATER TECHNOLOGIES CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38272
Entity Tax Identification Number	46-4132761
Entity Address, City or Town	Pittsburgh,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222
City Area Code	(724)
Local Phone Number	772-0044
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Written Communications	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AQUA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001604643
Entity Address, Address Line One	210 Sixth Avenue